Other Income (Tables)	12 Months Ended
Dec. 31, 2017
Other Income and Expenses [Abstract]
Schedule of Other Nonoperating Income (Expense) [Table Text Block]
During the years ended December 31, 2015, 2016 and 2017, Other Income consisted of the followings.

	Year Ended December 31,
	2015	2016	2017
	RMB	RMB	RMB	US$

Gain from disposal of long term investments (note (9))	—	97,124	13,852	2,129
Gain from disposal of subsidiaries (note 2(b),6(b))	33,191	34,339	8,416	1,294
Amortization of government grants received in related to long-term assets (note 2(k))	56,935	49,362	49,669	7,634
Government grants intended to compensate for future expenses or losses (note 2(k))	52,636	29,261	8,908	1,369
Gain from extinguishment of accounts payables (i)	—	22,165	24,405	3,751
Others	5,700	14,716	12,279	1,887
Total other income	148,462	246,967	117,529	18,064

(i) For year ended December 31, 2016 and 2017, the Company successfully negotiated with certain suppliers, and these suppliers agreed to waive partial amount of the long ageing accounts payables. Total amount waived by the suppliers in 2016 and 2017 was RMB 22,165 and RMB 24,405(US$ 3,751), which was included in Other Income in the Consolidated Statements of Comprehensive Loss.